Submission	Sep. 05, 2024
Submission [Line Items]
Central Index Key	0001281761
Registrant Name	Regions Financial Corporation
Registration File Number	333-262964
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES